Loss Per Share - Schedule of Loss Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss per Share [Abstract]
Basic loss per share (in cents)	$ 2.26	$ 3.04	$ 1.66
Diluted loss per share (in cents)	$ 2.26	$ 3.04	$ 1.66
a) Net loss used in the calculation of basic loss per share	$ 5,215,987	$ 6,936,957	$ 3,786,507
a) Net loss used in the calculation of diluted loss per share	$ 5,215,987	$ 6,936,957	$ 3,786,507
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic loss per share	230,936,840	227,860,641	227,798,346
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of diluted loss per share	230,936,840	227,860,641	227,798,346